Earnings (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basic and fully diluted income (loss) per common share:
Earnings (Loss) Per Common Share

Note 9 - Earnings (Loss) Per Common Share

The Company calculates net income (loss) per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net earnings (loss) per common share was determined by dividing net earnings (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, common stock warrants, and convertible debt have not been included in the computation of diluted net loss per share for the nine months ended September 30, 2024 and 2023 as the result would be anti-dilutive.

	Nine months Ended
	September 30,
	2024	2023

Stock warrants	8,528,766	7,854,620
Stock options	3,868,970	2,584,599
Total shares excluded from calculation	12,397,736	10,439,219

Note 9 – Earnings (Loss) Per Common Share

The Company calculates net income (loss) per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net earnings (loss) per common share was determined by dividing net earnings (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period. The Company’s potentially dilutive shares, which include outstanding common stock options, common stock warrants, and convertible debt have not been included in the computation of diluted net loss per share for the years ended December 31, 2023 and 2022 as the result would be anti-dilutive.

	Years Ended
	December 31,
	2023	2022

Stock warrantsn	7,854,620	7,954,620
Stock options	2,584,599	1,759,599
Total shares excluded from calculation	10,439,219	9,714,219